Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax expense
Operating loss carryforwards expiration description	The federal net operating losses generated prior to 2018 of $0.1 million will expire at various dates through 2037.
Reconciliation, tax credit, research, amount	$ 0	0
Net change in valuation allowance	418,000	661,000
Income tax interest and penalties
Losses incurred after 2017 [Member]
Percentage of corporations taxable income	80.00%
Losses incurred prior to 2018 [Member]
Percentage of corporations taxable income	100.00%
Federal [Member]
Net operating loss carryforwards	$ 7,550,000	7,161,000
Federal Generated Prior to 2018 [Member]
Net operating loss carryforwards	100,000
State and Local [Member]
Net operating loss carryforwards	$ 7,540,000	7,153,000
Operating loss carryforwards expiration description	State tax liabilities also through 2035.
Canadian [Member]
Net operating loss carryforwards	$ 1,115,000	$ 1,111,000
Operating loss carryforwards expiration description	The Canadian losses expire in stages beginning in 2026.